Investments - Other Investments (Details) BRL in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL	Dec. 31, 2016 BRL	Jul. 06, 2017 EUR (€)	Jul. 06, 2017 BRL	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL
Other Investments
At the beginning of the year	BRL 127,121	BRL 137,020
At the end of the year	149,589	127,121
Equity investments
Other Investments
Financial assets, at fair value	149,589					BRL 127,121
Foreign exchange gains of the shares, recognized in the "Other comprehensive income"	BRL 3,885	(21,204)
Equity investments | Ensyn
Other Investments
Minority equity interest (as a percent)	12.11%				12.11%	12.11%
Financial assets, at fair value	BRL 115,780					BRL 114,264
Equity investments | CelluForce
Other Investments
Minority equity interest (as a percent)	8.30%				8.30%	8.30%
Financial assets, at fair value	BRL 13,962					BRL 12,857
Increase of ownership		13,379
Equity investments | Spinnova
Other Investments
Minority equity interest (as a percent)	18.00%		18.00%	18.00%
Financial assets, at fair value	BRL 19,847		€ 5	BRL 18,633
Increase of ownership	18,633
Warrants and rights | Ensyn
Other Investments
Warrant to acquire Ensyn's shares | $					$ 10
Fair value of the warrants, recognized in the profit and loss	(199)	(93)
Foreign exchange gains of the warrants, recognized in the profit and loss	BRL 149	BRL (1,981)